S000016629 [Member] Expense Example - Western Asset Massachusetts Municipals Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 449
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	1,707
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,863
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,204
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	705
Expense Example, with Redemption, 10 Years	1,612
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	$ 1,104